Document and Entity Information	Sep. 19, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001831481
Document Type	8-K
Document Period End Date	Sep. 19, 2024
Entity Registrant Name	Sable Offshore Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40111
Entity Tax Identification Number	85-3514078
Entity Address, Address Line One	845 Texas Avenue
Entity Address, Address Line Two	Suite 2920
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	579-6161
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SOC
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share ofCommon Stock at an exercise price of $11.50 per share
Trading Symbol	SOC.WS
Security Exchange Name	NYSE